CONTINGENCIES (Tables)	12 Months Ended
Dec. 28, 2019
Costs of environmental liabilities with remediation

(In millions)	2019	2018
Balance at beginning of year	$20.0	$21.1
Charges, net of reversals	7.4	3.9
Payments	(6.0)	(5.0)
Balance at end of year	$21.4	$20.0